Additional Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2024	2023
Prepaid expenses and other current assets
Prepaid expenses	$3,844	$1,737
Advances to suppliers	154	197
Other current assets	346	239
Total	$4,344	$2,173

Schedule of Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	June 30,	December 31,
	2024	2023
Accrued expenses and other liabilities
Payroll and benefits payable	1,302	1,490
Other taxes payable	1,428	2,882
Other	501	526
Total	$3,231	$4,898

Total current	$2,730	$4,372
Total non-current	$501	$526

Schedule of Finance Costs, Net and Other Financial Income (Expense)	Finance Costs, net

	Six Months Ended June 30,
	2024	2023
Finance income (expense), net
Interest expense	$(11)	$(3)
Other finance costs	(55)	(65)
Interest income	577	1,150
Total	$511	$1,082